Condensed Consolidated Statement of Comprehensive Income (unaudited) (Parenthetical) - shares	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Condensed Consolidated Statement of Comprehensive Income (unaudited)
Weighted average number of shares (in shares)	3,990,000	3,990,000	3,990,000	3,990,000	3,990,000	3,990,000